Long-Term Debt - Additional Information 2 (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Repayment of secured loan facility		$ 420,196,000	$ 142,873,000	$ 28,083,000
Proceeds from long term debt		377,813,000	45,422,000
Long term debt interest rate description		London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 2.125% to 4.5%
Minimum book equity ratio for Partnership	49.00%
Minimum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.125%
Maximum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		4.50%
Carmen Knutsen [Member] | First Four Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		100.00%
Carmen Knutsen [Member] | Fifth Year [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
Windsor Knutsen [Member]
Debt Instrument [Line Items]
Senior secured loan facility quarterly repayable installments description		The $85 million secured loan facility (the "Windsor Purchase Facility") was repayable in semi-annual installments over eight years with a final balloon payment due at maturity in May 2015
Senior secured loan facility maturity date description		May 2015
Long term debt interest rate description		LIBOR plus a fixed margin of 2.25%
Market value percentage of secured loan facility outstanding balance		110.00%
Windsor Knutsen [Member] | After Amendment [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.25%
Windsor Knutsen [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		0.82%
Bodil Knutsen [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership		15,000,000
Number of vessel acquired		8
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50
Bodil Knutsen [Member] | First Four Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		100.00%
Bodil Knutsen [Member] | Fifth Year [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
Bodil Knutsen [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		50,000,000
Bodil Knutsen [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		20,000,000
Bodil Knutsen [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,000,000
Bodil Knutsen [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,500,000
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment date		Jun. 30, 2014
Proceeds from long term debt		240,000,000
Long term debt interest rate description		LIBOR plus a fixed margin of 4.5
Long term debt interest rate percentage		4.50%
Reduction of debt for settlement of working capital		100,000
10.5 Million Seller's Credit [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Business combination purchase price settlement, loan		10,500,000
93 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured loan facility quarterly repayable installments description		The $93 million secured loan facility (the "Carmen Facility") was repayable in quarterly installments over five years with a final balloon payment due at maturity in January 2018
Senior secured loan facility maturity date description		January 2018
Secured loan facility		93,000,000
Long term debt interest rate percentage		2.50%
Minimum liquidity of Partnership		15,000,000
Number of vessel acquired		8
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50
93 Million Secured Loan Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,000,000
93 Million Secured Loan Facility [Member] | Vessel Owned [Member] | Less Than 12 Months Remaining Tenor [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,500,000
93 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of secured loan facility		93,000,000
Repayment date		Jun. 30, 2014
Proceeds from long term debt		240,000,000
85 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of secured loan facility		85,000,000
Repayment date		Jun. 30, 2014
Proceeds from long term debt		240,000,000
120 Million Loan Facility [Member]
Debt Instrument [Line Items]
Net proceeds from IPO		52,100,000
Senior secured loan facility quarterly repayable installments description		The second tranche was repayable in semi-annual installments over 12 years.
Number of tranches		2
Senior secured loan facility maturity date description		February 2016
Secured loan facility		120,000,000
Long term debt interest rate description		LIBOR plus a margin ranging from 0.6% to 3.0%
Percentage of guarantee commission		1.75%
120 Million Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		0.60%
120 Million Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		3.00%
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Repayment of secured loan facility		120,000,000
Repayment date		Jun. 30, 2014
Proceeds from long term debt		$ 240,000,000
Garanti-Instituttet for Eksportkreditt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility percentage of commitment fee		40.00%
Revolving credit facility calculated description		Revolving credit facility calculated on the daily undrawn portion of the revolving credit facility (40% of 3.0%, which was 1.2% of the undrawn facility amount).